Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Retirement Fund
BlackRock LifePath® 2020 Fund
BlackRock LifePath® 2025 Fund
BlackRock LifePath® 2030 Fund
BlackRock LifePath® 2035 Fund
BlackRock LifePath® 2040 Fund
BlackRock LifePath® 2045 Fund
BlackRock LifePath® 2050 Fund
BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2020 Fund invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2020 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2020 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2025 Fund invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2025 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2025 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2030 Fund invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2030 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2030 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2035 Fund invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2035 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2035 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2040 Fund invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2040 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2040 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2045 Fund invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2045 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2045 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2050 Fund invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2050 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2050 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2055 Fund invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2055 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2055 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage
of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[7]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Portfolio Turnover:

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Fund’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage
of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%	1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[4]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Fund’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.43%	0.48%	0.43%	0.38%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.31%	2.11%	1.06%	1.51%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Fund and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Fund’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares		Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%		0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None		0.50%
Other Expenses	0.36%	0.41%	0.36%		0.31%
Administration Fees[8]	0.35%	0.40%	0.35%		0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%		0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%		0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%		1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%		(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%		1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Fund and its share of the allocated expenses of LifePath® 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[4]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Fund’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.44%	0.49%	0.44%	0.39%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.32%	2.12%	1.07%	1.52%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Fund and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[4]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Fund’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%	1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Fund and its share of the allocated expenses of LifePath® 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[4]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Fund’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.50%	0.55%	0.50%	0.45%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.38%	2.18%	1.13%	1.58%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.45)%	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Fund and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[4]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Fund’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.37%	0.42%	0.37%	0.32%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.25%	2.05%	1.00%	1.45%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Fund and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[4]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Fund’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.75%	0.80%	0.75%	0.70%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses[3,6,7]	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses[7]	1.64%	2.44%	1.39%	1.84%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.70)%	(0.70)%	(0.70)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements[4,5]	0.94%	1.74%	0.69%	1.14%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Fund and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$616	$870	$1,143	$1,921
Investor C Shares	$277	$611	$1,071	$2,345
Institutional Shares	$70	$285	$518	$1,186
Class R Shares	$116	$426	$758	$1,698

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$177	$611	$1,071	$2,345

Portfolio Turnover:

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Fund’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Retirement Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Portfolio Turnover:

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Fund’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2020 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Fund’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2025 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Administration Fees	0.15%
Independent Expenses[3]	0.08%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.86%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Fund and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Fund’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2030 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Fund and its share of the allocated expenses of LifePath® 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Fund’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Administration Fees	0.15%
Independent Expenses[3]	0.09%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.87%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Fund and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Fund’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2040 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Fund and its share of the allocated expenses of LifePath® 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Fund’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2045 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.30%
Administration Fees	0.15%
Independent Expenses[3]	0.15%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.93%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Fund and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Fund’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2050 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Administration Fees	0.15%
Independent Expenses[3]	0.02%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.80%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Fund and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Fund’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2055 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.55%
Administration Fees	0.15%
Independent Expenses[3]	0.40%
Acquired Fund Fees and Expenses[1,4,5]	0.29%
Total Annual Fund Operating Expenses[5]	1.19%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.49%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Fund and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$50	$222	$409	$950

Portfolio Turnover:

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Fund’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Retirement Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Retirement Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage
of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[7]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Portfolio Turnover:

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Fund’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2020 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2020 Fund invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2020 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2020 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2020 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage
of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%	1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[4]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Fund’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2025 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2025 Fund invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2025 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2025 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2025 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.43%	0.48%	0.43%	0.38%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.31%	2.11%	1.06%	1.51%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Fund and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Fund’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2030 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2030 Fund invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2030 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2030 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2030 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares		Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%		0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None		0.50%
Other Expenses	0.36%	0.41%	0.36%		0.31%
Administration Fees[8]	0.35%	0.40%	0.35%		0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%		0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%		0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%		1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%		(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%		1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Fund and its share of the allocated expenses of LifePath® 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[4]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Fund’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2035 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2035 Fund invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2035 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2035 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2035 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.44%	0.49%	0.44%	0.39%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.32%	2.12%	1.07%	1.52%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Fund and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[4]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Fund’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2040 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2040 Fund invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2040 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2040 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2040 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.36%	0.41%	0.36%	0.31%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.24%	2.04%	0.99%	1.44%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Fund and its share of the allocated expenses of LifePath® 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[4]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Fund’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2045 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2045 Fund invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2045 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2045 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2045 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.50%	0.55%	0.50%	0.45%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.38%	2.18%	1.13%	1.58%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.45)%	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers
and/or Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Fund and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[4]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Fund’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock Lifepath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2050 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2050 Fund invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2050 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2050 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2050 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.37%	0.42%	0.37%	0.32%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[3,6,7]	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses[7]	1.25%	2.05%	1.00%	1.45%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements[4,5]	0.93%	1.73%	0.68%	1.13%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Fund and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[4]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$615	$867	$1,138	$1,910
Investor C Shares	$276	$608	$1,066	$2,335
Institutional Shares	$69	$282	$512	$1,174
Class R Shares	$115	$423	$753	$1,687

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$176	$608	$1,066	$2,335

Portfolio Turnover:

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Fund’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Investor A, C, Institutional and Class R | BlackRock LifePath 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2055 Fund invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2055 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2055 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Fees and Expenses of the LifePath Fund” for Investor A, Investor C, Institutional and Class R Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath 2055 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 95 of the prospectus and in the “Purchase of Shares” section on page II-69 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of
offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.75%	0.80%	0.75%	0.70%
Administration Fees[8]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[5]	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses[3,6,7]	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses[7]	1.64%	2.44%	1.39%	1.84%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.70)%	(0.70)%	(0.70)%	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or
Expense Reimbursements[4,5]	0.94%	1.74%	0.69%	1.14%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Fund and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[5]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[6]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.
[8]	Administration Fees have been restated to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$616	$870	$1,143	$1,921
Investor C Shares	$277	$611	$1,071	$2,345
Institutional Shares	$70	$285	$518	$1,186
Class R Shares	$116	$426	$758	$1,698

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$177	$611	$1,071	$2,345

Portfolio Turnover:

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Fund’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Class K | BlackRock LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® Retirement Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® Retirement Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Retirement Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Portfolio Turnover:

The Retirement Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath Retirement Fund’s performance. During the most recent fiscal year, the Retirement Master Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Class K | BlackRock LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2020 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2020 Fund invests all of its assets in the 2020 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2020 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2020 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2020 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2020 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2020 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2020 Fund’s performance. During the most recent fiscal year, the 2020 Master Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Class K | BlackRock LifePath 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2025 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2025 Fund invests all of its assets in the 2025 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2025 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2025 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2025 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2025 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Administration Fees	0.15%
Independent Expenses[3]	0.08%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.86%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Fund and its share of the allocated expenses of LifePath® 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2025 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2025 Fund’s performance. During the most recent fiscal year, the 2025 Master Portfolio’s portfolio turnover rate was 50% of the average value of its portfolio.

Class K | BlackRock LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2030 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2030 Fund invests all of its assets in the 2030 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2030 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2030 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2030 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2030 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Fund and its share of the allocated expenses of LifePath® 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2030 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2030 Fund’s performance. During the most recent fiscal year, the 2030 Master Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Class K | BlackRock LifePath 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2035 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2035 Fund invests all of its assets in the 2035 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2035 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2035 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2035 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2035 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.24%
Administration Fees	0.15%
Independent Expenses[3]	0.09%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.87%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Fund and its share of the allocated expenses of LifePath® 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2035 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2035 Fund’s performance. During the most recent fiscal year, the 2035 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

Class K | BlackRock LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2040 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2040 Fund invests all of its assets in the 2040 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2040 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2040 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2040 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2040 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.79%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Fund and its share of the allocated expenses of LifePath® 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2040 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2040 Fund’s performance. During the most recent fiscal year, the 2040 Master Portfolio’s portfolio turnover rate was 42% of the average value of its portfolio.

Class K | BlackRock LifePath 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2045 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2045 Fund invests all of its assets in the 2045 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2045 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2045 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2045 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2045 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.30%
Administration Fees	0.15%
Independent Expenses[3]	0.15%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.93%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Fund and its share of the allocated expenses of LifePath® 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2045 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2045 Fund’s performance. During the most recent fiscal year, the 2045 Master Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

Class K | BlackRock Lifepath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2050 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2050 Fund invests all of its assets in the 2050 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2050 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2050 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2050 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2050 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.17%
Administration Fees	0.15%
Independent Expenses[3]	0.02%
Acquired Fund Fees and Expenses[1,4,5]	0.28%
Total Annual Fund Operating Expenses[5]	0.80%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.48%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Fund and its share of the allocated expenses of LifePath® 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$49	$219	$404	$938

Portfolio Turnover:

The 2050 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2050 Fund’s performance. During the most recent fiscal year, the 2050 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.

Class K | BlackRock LifePath 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Prospectus of the LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will incorporate a dynamic glide path;

2) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

3) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Dynamic Glide Path

Effective as of December 14, 2015, each LifePath Fund will have the ability to adjust its equity allocation along the glide path, based on a strategic assessment of market conditions among other factors as described below. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart below. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The third through eighth paragraphs in the “Principal Investment Strategies of the LifePath Fund” section of each LifePath Fund’s “LifePath Fund Overview,” to the extent applicable, are hereby deleted in their entirety and replaced with the following:

Under normal circumstances, the asset allocation will change over time according to a strategic “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time, as well as potential adjustments as described below. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date — for the LifePath Funds of the Trust:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment committee, including the portfolio managers and other investment professionals, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the proportion of equity funds, securities and related derivatives and fixed-income funds in the LifePath Fund, based on a strategic assessment of market conditions, including expected market volatility and BFA’s view on the equity markets. The adjustments will be no more than +/- 5% at retirement, with a lesser allowable adjustment for LifePath Funds further from retirement. For illustration, any such adjustments of the equity allocation along the glide path are limited to the upper and lower bounds as indicated by the dotted lines in the chart above.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and related derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity or fixed-income funds and a brief description of their investment objectives and primary investment strategies. The specific securities or related derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity funds, securities and related derivatives and fixed-income funds, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding Master Portfolio, in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The first paragraph in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Principal Investment Strategies of the LifePath Fund” is hereby deleted in its entirety and replaced with the following:

LifePath 2055 Fund invests all of its assets in the 2055 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. LifePath 2055 Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath 2055 Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors” are revised, if applicable, to reflect the fact that the LifePath Funds may invest directly in equity securities and related derivatives, and such investments are subject to certain of the same risks and considerations as investing in underlying funds.

The sections entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” and “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” are hereby amended to add the following:

•	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Fund’s real estate related investments are concentrated in one geographic area or in one property type, the LifePath Fund will be particularly subject to the risks associated with that area or property type.
•	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s corresponding “master” portfolio (each, a “Master Portfolio”) level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the Prospectus of the LifePath Funds is amended as follows:

The section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath® 2055 Fund — Fees and Expenses of the LifePath Fund” for Class K Shares is deleted in its entirety and replaced with the following:

Fees and Expenses of the LifePath Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath 2055 Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.55%
Administration Fees	0.15%
Independent Expenses[3]	0.40%
Acquired Fund Fees and Expenses[1,4,5]	0.29%
Total Annual Fund Operating Expenses[5]	1.19%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.70)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.49%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Fund and its share of the allocated expenses of LifePath® 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2017. This waiver may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of MIP.
[3]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services in connection with LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2026. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2026 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$50	$222	$409	$950

Portfolio Turnover:

The 2055 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the Example, affect LifePath 2055 Fund’s performance. During the most recent fiscal year, the 2055 Master Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.